Segment information - Assets by Geography (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	€ 23,548	€ 24,164
Europe
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	15,205	15,212
Iberia
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	6,479	6,478
Germany
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	3,063	3,089
Great Britain
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	2,486	2,616
France
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	1,032	1,002
Belgium/Luxembourg
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	546	563
Netherlands
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	425	433
Sweden
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	354	337
Norway
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	206	212
Iceland
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	37	40
Other unallocated
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	577	442
Total APS
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	8,343	8,952
Australia
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	4,580	4,822
Philippines
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	1,860	2,008
New Zealand and Pacific Islands
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	1,456	1,603
Papua New Guinea
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	246	297
Indonesia
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	193	222
Other unallocated
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	€ 8	€ 0